Provisions (Tables)	12 Months Ended
Mar. 31, 2024
Provisions [abstract]
Schedule of Reconciliation of Provisions

	Warranty	Sales returns	Asset retirement obligations	Total
	$	$	$	$
April 3, 2022	29.2	12.9	7.7	49.8
Additional provisions recognized	7.6	10.8	4.1	22.5
Reductions resulting from settlement	(6.4)	(7.5)	—	(13.9)
Release of provisions	—	(1.3)	—	(1.3)
Other	—	0.7	0.3	1.0
April 2, 2023	30.4	15.6	12.1	58.1
Additional provisions recognized	6.6	20.8	2.6	30.0
Reductions resulting from settlement	(6.8)	(16.9)	—	(23.7)
Release of provisions	—	(0.7)	(0.1)	(0.8)
Other	0.1	—	(0.3)	(0.2)
March 31, 2024	30.3	18.8	14.3	63.4

Schedule of Current and Non-Current Provisions
Provisions are classified as current and non-current liabilities based on management’s expectation of the timing of settlement, as follows:

	March 31, 2024	April 2, 2023
	$	$
Current provisions	26.1	21.6
Non-current provisions	37.3	36.5
Provisions	63.4	58.1